Intangible Assets - Schedule of Goodwill Allocation to Group of CGUs (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Wholesale Banking [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 61	€ 67
Retail Growth [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 209	€ 230